Citigroup Mortgage Loan Trust 2021-RP4 ABS 15G

Exhibit 99.1 - Schedule 5b

Category	# of Mortgage Loans	% of Mortgage Loans
No Delinquency, No Missing Data	8895	60.73%
Delinquency, No Missing Data	5746	39.23%
No Delinquency, At Least One Month Missing	2	0.01%
Delinquency, At Least One Month Missing	5	0.03%
Total	14648	100.00%